Stock-Based Compensation (Details Narrative) (USD $)	0 Months Ended											1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 22, 2013		Aug. 01, 2013	Oct. 29, 2012	Oct. 05, 2012	Aug. 15, 2012	Apr. 30, 2012	Jan. 23, 2012	Apr. 29, 2011	Mar. 23, 2011	Jan. 26, 2011	Aug. 31, 2013	Apr. 29, 2011	Nov. 30, 2010	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Options Granted:
Stock options granted to vendors and employees			150,000	454,863	1,010,000	960,000	100,000	533,000		800,000	384,000								533,000
Exercise price			$ 1.00	$ 0.98	$ 0.99			$ 1.59		$ 0.625	$ 0.25
Fair value of stock awards, net					$ 510,982	$ 563,333	$ 25,000	$ 394,625			$ 54,736
Estimated forfeitures (Percent)					15.00%			10.00%			10.00%
Stock options available for issuance under plan during period	5,000,000	[1]										5,000,000	2,500,000	1,360,000
Fair Value Assumptions:
Fair Value Assumptions, Expected Volitility Rate				58.00%	66.00%			54.00%		68.00%	68.00%
Fair Value Assumptions, Risk-Free Interest Rate				0.35%	9.00%			1.20%		2.07%	2.40%
Fair Value Assumptions Exercise Price				$ 0.98	$ 0.99			$ 1.59		$ 0.625	$ 0.25
Fair Value Assumptions, Option Life Expected Term				2 years 6 months	6 years 3 months			6 years 3 months		5 years	6 years 3 months								6 years 3 months	6 years 3 months
Stock option awards, recognized expense				115,162						73,768					71,237	50,314	131,381	116,584	153,376	46,737
Future stock compensation expense (net of estimated forfeitures)										0							1,331,541		717,864
Vesting period					4 years			4 years			4 years						3 years 10 months 20 days
Intrinsic value of stock options outstanding																			$ 636,338
Increase in number of shares of common stock available for issuance under the plan									On April 29, 2011, the Company increased the number of shares of the Company’s common stock available for issuance under the plan from 1,360,000 to 2,500,000.			In August 2013, the Company increased the number of shares of the Company’s common stock available for issuance under the Plan from 2,500,000 to 5,000,000.	In April 2011, the Company increased the number of shares of the Company’s common stock available for issuance under the Plan from 1,360,000 to 2,500,000.
Year options expire					2022			2022			2021

[1]	On October 22, 2013, stockholders holding an 86.97% majority of the shares of voting securities outstanding and entitled to vote unanimously adopted and approved an increase in the number of shares of common stock available for issuance under the 2010 Stock Incentive Plan from 2,500,000 to 5,000,000.